Contractual Obligations, Commercial Commitments and Contingencies (Schedule Of Contractual Obligations And Commercial Commitments) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Electricity Purchase Commitments [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Electricity Purchase Commitments	$ 109.1
Electricity Purchase Agreements Less Than 1 Year	71.9
Electricity Purchase Agreements in Years 2 and 3	37.2
Electricity Purchase Agreements in Years 4 and 5	0.0
Electricity Purchase Agreements, After Year 5	0.0
Other Intangible Assets [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Total Purchase orders and other contractual obligations	248.6
Purchase orders and other contractual obligations, Less than 1 year	195.0
Purchase orders and other contractual obligations, 2 - 3 years	52.3
Purchase orders and other contractual obligations, 4 - 5 years	1.3
Purchase orders and other contractual obligations, More than 5 years	$ 0.0